Guaranteed Annuity Contract with Voya - Additional Inormation (Details) - EBP 001 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments, at contract value	$ 834,148	$ 876,954
EBP, Fully benefit-responsive investment contract, limitation on transacting at contract value, not probable [true false]	true
EBP, Fully benefit-responsive investment contract, termination, description	In addition, certain events allow Voya to terminate the contract with the Plan and settle at an amount different from contract value. Those events may be different under each contract. Examples of such events may include the following: 1. An uncured violation of the Plan’s investment guidelines 2. A breach of material obligation under the contract 3. A material misrepresentation 4. An amendment to the agreement without the consent of Voya.
EBP, Traditional Guaranteed Investment Contract [Member]
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments, at contract value	$ 834,148	$ 876,954
EBP, Traditional Guaranteed Investment Contract [Member] | Minimum [Member]
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
EBP, Investment, interest rate	1.00%